UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-04524)

Exact name of registrant as specified in charter:	Putnam Global Income Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: October 31, 2010

Date of reporting period: July 31, 2010

Item 1. Schedule of Investments:

Putnam Global Income Trust

The fund's portfolio
7/31/10 (Unaudited)

MORTGAGE-BACKED SECURITIES (37.3%)(a)
		Principal amount	Value

Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.335s, 2029		$78,441	$83,768
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049		90,000	97,356
Ser. 07-2, Class A2, 5.634s, 2049		1,146,000	1,183,614
Ser. 06-4, Class A2, 5.522s, 2046		293,000	299,771
Ser. 07-5, Class XW, IO, 0.432s, 2051		5,638,194	118,452
Banc of America Commercial Mortgage, Inc. 144A
Ser. 06-5, Class A2, 5.317s, 2047		858,000	897,580
Ser. 04-4, Class XC, IO, 0.273s, 2042		2,099,658	34,383
Ser. 06-5, Class XC, IO, 0.147s, 2016		1,869,620	27,373
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037		654,110	69,990
Ser. 07-1, Class S, IO, 2.462s, 2037		1,123,081	92,879
Ser. 06-CD1A, IO, 2.258s, 2023	CAD	7,360,459	309,026
Ser. 07-CD1A, IO, 2.14s, 2021	CAD	9,929,549	448,733
FRB Ser. 06-CD1A, Class A1, 1.171s, 2023	CAD	1,238,789	966,158
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6.226s, 2036		$425,777	266,110
FRB Ser. 05-7, Class 23A1, 5.573s, 2035		217,352	160,289
FRB Ser. 05-10, 5.492s, 2036		564,020	343,037
Bear Stearns Alternate Trust II FRB Ser. 07-1,
Class 1A1, 5.735s, 2047		2,322,583	1,423,852
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.50s, 2032		100,000	85,031
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.684s, 2038		1,161,013	33,391
Ser. 06-PW14, Class X1, IO, 0.137s, 2038 (F)		1,250,098	19,976
Ser. 07-PW18, Class X1, IO, 0.123s, 2050		3,178,579	23,350
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class F, 6.56s, 2030		362,000	388,411
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.114s, 2049		6,775,820	90,051
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.807s, 2036		279,798	157,460
FRB Ser. 05-10, Class 1A5A, 5.666s, 2035		86,493	56,869
FRB Ser. 06-AR7, Class 2A2A, 5.477s, 2036		300,977	180,586
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
07-CD4, Class A2B, 5.205s, 2049		575,000	596,888
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.124s, 2044		1,696,393	10,390
Ser. 07-CD4, Class XC, IO, 0.094s, 2049		7,946,045	65,555
Commercial Mortgage Acceptance Corp. 144A Ser. 98-C1,
Class F, 6.23s, 2031		106,363	109,099
Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.964s, 2014 (United
Kingdom)	GBP	102,358	99,610
FRB Ser. 05-CT2A, Class E, 1.79s, 2014 (United Kingdom)	GBP	46,127	52,853
Countrywide Alternative Loan Trust
Ser. 06-36T2, Class 2A1, 6 1/4s, 2036		$697,679	473,034
Ser. 06-J8, Class A4, 6s, 2037		260,941	160,479
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		110,849	99,357
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.539s, 2035		546,720	404,573
FRB Ser. 05-HYB4, Class 2A1, 3.03s, 2035		618,991	448,769
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.561s, 2035		528,938	75,686
Ser. 06-R1, Class AS, IO, 5.537s, 2036		1,772,301	191,630
FRB Ser. 06-R2, Class AS, IO, 5.354s, 2036		387,633	42,155
Ser. 05-R2, Class 1AS, IO, 5.23s, 2035		496,404	65,577
Credit Suisse Mortgage Capital Certificates Ser.
07-C2, Class A2, 5.448s, 2049		1,763,000	1,806,262
Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.126s, 2039		5,830,167	75,768
Ser. 07-C2, Class AX, IO, 0.108s, 2049 (F)		10,739,820	71,385
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		362,000	375,544
Ser. 02-CP5, Class M, 5 1/4s, 2035		81,000	9,849
Ser. 03-C3, Class AX, IO, 1.739s, 2038		3,680,042	146,019
Ser. 03-CK2, Class AX, IO, 1.098s, 2036		1,965,526	45,739
Ser. 04-C4, Class AX, IO, 0.385s, 2039		856,408	18,958
CWCapital Cobalt
Ser. 07-C2, Class A2, 5.334s, 2047		1,466,252	1,545,658
Ser. 06-C1, Class A2, 5.174s, 2048		572,973	602,535
DLJ Commercial Mortgage Corp.
Ser. 99-CG2, Class B3, 6.1s, 2032		67,493	67,669
Ser. 99-CG2, Class B4, 6.1s, 2032		219,000	220,020
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1.592s, 2014 (United Kingdom)	GBP	180,035	28,258
Fannie Mae Ser. 10-67, Class BI, IO, 5 1/2s, 2025		$1,193,505	138,751
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities IFB Ser. T-56, Class 2ASI, IO,
7.771s, 2043		116,817	23,947
Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 49.73s, 2037		105,682	197,881
IFB Ser. 07-30, Class FS, 28.305s, 2037		63,029	100,011
IFB Ser. 06-49, Class SE, 27.685s, 2036		110,996	175,733
IFB Ser. 05-25, Class PS, 26.714s, 2035		67,467	110,656
IFB Ser. 06-8, Class HP, 23.361s, 2036		125,007	194,372
IFB Ser. 05-99, Class SA, 23.361s, 2035		88,214	130,768

IFB Ser. 05-74, Class DM, 23.178s, 2035	78,520	119,495
IFB Ser. 05-45, Class DC, 23.105s, 2035	211,826	323,316
IFB Ser. 03-W6, Class 4S, IO, 7.271s, 2042	538,141	98,587
IFB Ser. 04-17, Class ST, IO, 7.271s, 2034	543,322	112,951
IFB Ser. 06-24, Class QS, IO, 6.871s, 2036	221,526	41,321
IFB Ser. 04-89, Class EI, IO, 6.821s, 2034	686,306	113,953
IFB Ser. 04-24, Class CS, IO, 6.821s, 2034	796,891	144,694
IFB Ser. 04-60, Class SW, IO, 6.721s, 2034	1,058,704	187,930
IFB Ser. 03-130, Class BS, IO, 6.721s, 2033	551,001	75,791
IFB Ser. 03-34, Class WS, IO, 6.671s, 2029	873,241	95,331
IFB Ser. 05-48, Class SM, IO, 6.471s, 2034	129,950	18,063
IFB Ser. 07-54, Class CI, IO, 6.431s, 2037	132,695	20,503
IFB Ser. 07-58, Class SP, IO, 6.421s, 2037	881,053	152,290
IFB Ser. 07-37, Class SB, IO, 6.421s, 2037	2,546,404	386,595
IFB Ser. 07-28, Class SE, IO, 6.421s, 2037	128,920	19,825
IFB Ser. 07-24, Class SD, IO, 6.421s, 2037	115,190	16,472
IFB Ser. 05-90, Class SP, IO, 6.421s, 2035	321,768	45,631
IFB Ser. 05-17, Class ES, IO, 6.421s, 2035	162,299	25,249
IFB Ser. 05-18, Class SK, IO, 6.421s, 2035	2,316,821	210,645
IFB Ser. 07-30, Class IE, IO, 6.411s, 2037	389,922	72,112
IFB Ser. 06-123, Class CI, IO, 6.411s, 2037	283,038	44,389
IFB Ser. 06-36, Class SP, IO, 6.371s, 2036	119,405	15,811
IFB Ser. 06-23, Class SP, IO, 6.371s, 2036	387,662	60,975
IFB Ser. 06-16, Class SM, IO, 6.371s, 2036	120,120	20,324
IFB Ser. 05-95, Class CI, IO, 6.371s, 2035	217,497	35,759
IFB Ser. 05-84, Class SG, IO, 6.371s, 2035	328,372	55,905
IFB Ser. 06-3, Class SB, IO, 6.371s, 2035	844,365	145,112
IFB Ser. 05-23, Class SG, IO, 6.371s, 2035	260,727	46,327
IFB Ser. 05-29, Class SX, IO, 6.371s, 2035	260,360	43,126
IFB Ser. 05-29, Class SY, IO, 6.371s, 2035	808,061	142,124
IFB Ser. 05-17, Class SA, IO, 6.371s, 2035	223,819	35,816
IFB Ser. 05-17, Class SE, IO, 6.371s, 2035	251,773	45,876
IFB Ser. 05-57, Class DI, IO, 6.371s, 2035	901,035	115,732
IFB Ser. 04-92, Class S, IO, 6.371s, 2034	689,866	93,594
IFB Ser. 06-104, Class EI, IO, 6.361s, 2036	286,992	46,721
IFB Ser. 06-128, Class GS, IO, 6.351s, 2037	146,299	22,227
IFB Ser. 05-73, Class SD, IO, 6.351s, 2035	521,704	96,097
IFB Ser. 06-116, Class LS, IO, 6.321s, 2036	59,055	9,094
IFB Ser. 06-51, Class SP, IO, 6.321s, 2036	2,672,530	440,219
IFB Ser. 04-92, Class SQ, IO, 6.321s, 2034	302,209	51,591
IFB Ser. 06-109, Class SH, IO, 6.291s, 2036	161,917	28,536
IFB Ser. 06-111, Class SA, IO, 6.291s, 2036	996,632	159,959
IFB Ser. 06-103, Class SB, IO, 6.271s, 2036	233,916	32,322
IFB Ser. 06-8, Class JH, IO, 6.271s, 2036	513,620	84,696
IFB Ser. 06-8, Class PS, IO, 6.271s, 2036	361,103	65,576
IFB Ser. 09-12, Class CI, IO, 6.271s, 2036	621,456	102,528
IFB Ser. 05-122, Class SG, IO, 6.271s, 2035	118,653	19,108
IFB Ser. 05-122, Class SW, IO, 6.271s, 2035	145,700	22,508
IFB Ser. 06-17, Class SI, IO, 6.251s, 2036	232,958	32,943
IFB Ser. 06-60, Class YI, IO, 6.241s, 2036	264,498	47,588
IFB Ser. 06-83, Class SH, IO, 6.231s, 2036	336,270	54,541
IFB Ser. 09-12, Class AI, IO, 6.171s, 2037	565,641	86,011
IFB Ser. 07-15, Class NI, IO, 6.171s, 2022	198,855	25,375
IFB Ser. 10-27, Class BS, IO, 6.121s, 2040	5,616,832	856,040
IFB Ser. 09-70, Class SI, IO, 6.121s, 2036	790,371	82,206
IFB Ser. 06-79, Class SH, IO, 6.121s, 2036	301,662	50,501
IFB Ser. 07-30, Class OI, IO, 6.111s, 2037	586,797	90,314
IFB Ser. 07-89, Class SA, IO, 6.101s, 2037	445,789	57,883
IFB Ser. 06-82, Class SI, IO, 6.101s, 2036	1,166,523	119,919
IFB Ser. 06-115, Class JI, IO, 6.051s, 2036	383,311	56,615
IFB Ser. 06-123, Class LI, IO, 5.991s, 2037	254,156	36,128
IFB Ser. 10-2, Class SD, IO, 5.971s, 2040	311,002	37,014
IFB Ser. 07-81, Class IS, IO, 5.971s, 2037	289,816	38,334
IFB Ser. 10-2, Class MS, IO, 5.921s, 2050	333,615	34,014
IFB Ser. 07-39, Class AI, IO, 5.791s, 2037	257,109	33,815
IFB Ser. 07-32, Class SD, IO, 5.781s, 2037	185,710	26,932
IFB Ser. 07-30, Class UI, IO, 5.771s, 2037	654,808	92,088
IFB Ser. 07-1, Class CI, IO, 5.771s, 2037	169,306	23,027
IFB Ser. 09-12, Class DI, IO, 5.701s, 2037	544,493	76,425
IFB Ser. 05-58, Class IK, IO, 5.671s, 2035	330,027	56,721
IFB Ser. 04-46, Class PJ, IO, 5.671s, 2034	388,158	49,296
Ser. 06-W2, Class 1AS, IO, 5.664s, 2036	1,487,777	161,796
Ser. 06-W3, Class 1AS, IO, 5.66s, 2046	542,720	82,120
IFB Ser. 09-3, Class SE, IO, 5.171s, 2037	284,448	33,107
Ser. 10-21, Class IP, IO, 5s, 2039	664,736	90,404
Ser. 03-W12, Class 2, IO, 2.226s, 2043	447,841	39,685
Ser. 03-W10, Class 3, IO, 1.806s, 2043	108,363	8,194
Ser. 03-W10, Class 1, IO, 1.704s, 2043	1,052,937	72,449
Ser. 03-W8, Class 12, IO, 1.639s, 2042	1,870,051	126,625
Ser. 03-W17, Class 12, IO, 1.142s, 2033	767,935	34,557
Ser. 03-T2, Class 2, IO, 0.811s, 2042	475,665	14,076
Ser. 03-18, Class X1, IO, 0.645s, 2042	7,520,278	187,112
Ser. 02-T18, IO, 0.508s, 2042	4,269,845	90,472
Ser. 03-W2, Class 1, IO, 0.466s, 2042	29,834,036	414,296
Ser. 02-T4, IO, 0.445s, 2041	246,973	3,859
Ser. 02-26, IO, 0.215s, 2048	11,431,204	118,050
Ser. 07-64, Class LO, PO, zero %, 2037	43,960	41,787
Ser. 05-50, Class LO, PO, zero %, 2035	11,804	11,683
Ser. 04-61, Class CO, PO, zero %, 2031	91,878	91,085
FRB Ser. 06-115, Class SN, zero %, 2036	82,470	76,190
FRB Ser. 05-65, Class ER, zero %, 2035	22,022	21,647
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	209,000	222,945
Ser. 97-C2, Class G, 7 1/2s, 2029	119,000	127,499
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	285,000	304,950
Freddie Mac
IFB Ser. 3182, Class PS, 27.236s, 2032	217,865	333,735

IFB Ser. 3182, Class SP, 27.236s, 2032	127,523	195,027
IFB Ser. 3211, Class SI, IO, 26.232s, 2036	85,623	58,110
IFB Ser. 3408, Class EK, 24.421s, 2037	75,863	113,568
IFB Ser. 2976, Class KL, 23.133s, 2035	150,584	230,515
IFB Ser. 3065, Class DC, 18.837s, 2035	134,638	190,427
IFB Ser. 3105, Class SI, IO, 18.725s, 2036	79,951	41,517
IFB Ser. 2990, Class LB, 16.074s, 2034	153,471	203,625
IFB Ser. 3031, Class BS, 15.873s, 2035	167,954	225,567
IFB Ser. 3673, Class DS, 10.096s, 2040	266,869	269,871
IFB Ser. 3184, Class SP, IO, 7.009s, 2033	204,055	22,918
IFB Ser. 3110, Class SP, IO, 6.959s, 2035	289,486	57,527
IFB Ser. 3156, Class PS, IO, 6.909s, 2036	304,397	56,049
IFB Ser. 3149, Class LS, IO, 6.859s, 2036	510,754	107,437
IFB Ser. 3119, Class PI, IO, 6.859s, 2036	513,081	106,649
IFB Ser. 2882, Class NS, IO, 6.859s, 2034	262,193	33,917
IFB Ser. 3149, Class SE, IO, 6.809s, 2036	163,941	31,185
IFB Ser. 3157, Class SA, IO, 6.809s, 2036	406,838	73,617
IFB Ser. 3203, Class SH, IO, 6.799s, 2036	120,077	20,226
IFB Ser. 2835, Class AI, IO, 6.759s, 2034	183,716	32,463
IFB Ser. 2828, Class TI, IO, 6.709s, 2030	96,633	13,133
IFB Ser. 3249, Class SI, IO, 6.409s, 2036	1,069,348	189,869
IFB Ser. 3028, Class ES, IO, 6.409s, 2035	630,940	100,711
IFB Ser. 3316, Class SA, IO, 6.389s, 2037	314,628	47,826
IFB Ser. 3287, Class SE, IO, 6.359s, 2037	364,409	52,653
IFB Ser. 3122, Class DS, IO, 6.359s, 2036	561,348	92,720
IFB Ser. 3123, Class LI, IO, 6.359s, 2036	204,781	38,001
IFB Ser. 3107, Class DC, IO, 6.359s, 2035	222,726	37,119
IFB Ser. 3001, Class IH, IO, 6.359s, 2035	456,804	74,541
IFB Ser. 2950, Class SM, IO, 6.359s, 2016	802,498	109,229
IFB Ser. 3256, Class S, IO, 6.349s, 2036	220,974	35,628
IFB Ser. 3031, Class BI, IO, 6.349s, 2035	117,251	21,147
IFB Ser. 3249, Class SM, IO, 6.309s, 2036	284,206	44,103
IFB Ser. 3240, Class SM, IO, 6.309s, 2036	270,739	37,099
IFB Ser. 3147, Class SD, IO, 6.309s, 2036	408,449	61,704
IFB Ser. 3067, Class SI, IO, 6.309s, 2035	1,963,583	338,718
IFB Ser. 3128, Class JI, IO, 6.289s, 2036	117,452	19,026
IFB Ser. 2990, Class LI, IO, 6.289s, 2034	237,829	39,471
IFB Ser. 3240, Class S, IO, 6.279s, 2036	416,330	62,387
IFB Ser. 3065, Class DI, IO, 6.279s, 2035	86,504	15,181
IFB Ser. 3145, Class GI, IO, 6.259s, 2036	102,759	17,235
IFB Ser. 3114, Class GI, IO, 6.259s, 2036	117,803	21,064
IFB Ser. 3114, Class IP, IO, 6.259s, 2036	489,412	69,849
IFB Ser. 3510, Class IB, IO, 6.259s, 2036	103,103	20,422
IFB Ser. 2877, Class WS, IO, 6.259s, 2034	8,108,596	724,665
IFB Ser. 3072, Class SG, IO, 6.239s, 2035	1,070,891	184,550
IFB Ser. 3485, Class SI, IO, 6.209s, 2036	159,463	25,666
IFB Ser. 3153, Class QI, IO, 6.209s, 2036	228,535	45,067
IFB Ser. 3346, Class SC, IO, 6.209s, 2033	2,313,342	333,723
IFB Ser. 3346, Class SB, IO, 6.209s, 2033	276,969	39,742
IFB Ser. 3238, Class LI, IO, 6.149s, 2036	218,831	31,413
IFB Ser. 3171, Class PS, IO, 6.144s, 2036	201,844	29,716
IFB Ser. 3171, Class ST, IO, 6.144s, 2036	345,317	51,959
IFB Ser. 3510, Class CI, IO, 6.139s, 2037	521,954	77,959
IFB Ser. 3152, Class SY, IO, 6.139s, 2036	474,545	74,717
IFB Ser. 3510, Class DI, IO, 6.139s, 2035	487,102	75,769
IFB Ser. 3181, Class PS, IO, 6.129s, 2036	888,563	147,768
IFB Ser. 3281, Class AI, IO, 6.089s, 2037	373,922	55,352
IFB Ser. 3261, Class SA, IO, 6.089s, 2037	188,305	27,901
IFB Ser. 3012, Class UI, IO, 6.079s, 2035	366,902	63,066
IFB Ser. 3311, Class PI, IO, 6.069s, 2037	327,101	50,489
IFB Ser. 3510, Class AS, IO, 6.069s, 2037	1,134,559	173,145
IFB Ser. 3265, Class SC, IO, 6.069s, 2037	149,397	20,487
IFB Ser. 3240, Class GS, IO, 6.039s, 2036	261,030	37,734
IFB Ser. 3257, Class SI, IO, 5.979s, 2036	880,811	129,184
IFB Ser. 3225, Class EY, IO, 5.949s, 2036	1,076,981	135,592
IFB Ser. 3225, Class JY, IO, 5.949s, 2036	478,606	66,469
IFB Ser. 3631, Class SJ, IO, 5.899s, 2040	11,212,483	1,627,953
IFB Ser. 3502, Class DS, IO, 5.809s, 2039	4,978,823	673,723
IFB Ser. 3339, Class IL, IO, 5.799s, 2037	16,856,829	1,612,019
IFB Ser. 3339, Class TI, IO, 5.799s, 2037	256,467	35,195
IFB Ser. 3284, Class CI, IO, 5.779s, 2037	1,265,080	174,012
IFB Ser. 3303, Class SD, IO, 5.749s, 2037	528,118	69,472
IFB Ser. 3309, Class SG, IO, 5.729s, 2037	423,607	52,223
IFB Ser. 3510, Class BI, IO, 5.689s, 2037	1,190,410	162,574
IFB Ser. 3424, Class UI, IO, 5.419s, 2037	329,751	44,278
Ser. 3645, Class ID, IO, 5s, 2040	272,761	40,491
Ser. 3687, Class HI, IO, 5s, 2038	731,000	124,592
Ser. 3632, Class CI, IO, 5s, 2038	360,038	55,316
Ser. 3626, Class DI, IO, 5s, 2037	274,826	22,684
Ser. 3623, Class CI, IO, 5s, 2036	246,520	22,162
Ser. 3327, Class IF, IO, zero %, 2037	38,378	759
Ser. 3300, PO, zero %, 2037	46,192	42,051
FRB Ser. 3231, Class X, zero %, 2036	24,999	24,924
FRB Ser. 3326, Class WF, zero %, 2035	83,106	79,783
FRB Ser. 3251, Class TP, zero %, 2035	29,438	28,997
FRB Ser. 3003, Class XF, zero %, 2035	93,339	91,266
FRB Ser. 2963, Class TW, zero %, 2035	2,886	2,876
FRB Ser. 2947, Class GF, zero %, 2034	127,321	123,695
GE Capital Commercial Mortgage Corp. Ser. 07-C1,
Class A2, 5.417s, 2049	334,000	344,431
GE Capital Commercial Mortgage Corp. 144A Ser. 07-C1,
Class XC, IO, 0.099s, 2049	16,248,514	78,979
Government National Mortgage Association
IFB Ser. 08-47, Class S, IO, 7.359s, 2038	233,491	36,484
IFB Ser. 07-6, Class SA, IO, 7.012s, 2037	397,435	53,248
IFB Ser. 05-68, Class SN, IO, 6.859s, 2034	710,363	83,652
IFB Ser. 07-47, Class SA, IO, 6.759s, 2036	283,831	44,877
IFB Ser. 04-96, Class KS, IO, 6.662s, 2034	389,572	53,917
IFB Ser. 06-16, Class GS, IO, 6.652s, 2036	42,126	5,367

IFB Ser. 07-35, Class NY, IO, 6.559s, 2035	254,464	25,276
IFB Ser. 09-106, Class XI, IO, 6.462s, 2037	326,184	40,179
IFB Ser. 09-66, Class XS, IO, 6.459s, 2039	4,386,014	556,105
IFB Ser. 09-61, Class SB, IO, 6.412s, 2039	14,324,575	1,852,168
IFB Ser. 09-106, Class XL, IO, 6.412s, 2037	158,197	18,080
IFB Ser. 04-104, Class IS, IO, 6.412s, 2034	96,312	10,218
IFB Ser. 09-61, Class SA, IO, 6.362s, 2039	1,502,139	185,875
IFB Ser. 10-47, Class PX, IO, 6.362s, 2037	146,498	17,051
IFB Ser. 07-37, Class SU, IO, 6.349s, 2037	164,759	20,313
IFB Ser. 07-37, Class YS, IO, 6.329s, 2037	107,598	12,833
IFB Ser. 07-16, Class KU, IO, 6.312s, 2037	3,965,008	507,957
IFB Ser. 09-87, Class SK, IO, 6.262s, 2032	2,624,896	230,466
IFB Ser. 08-6, Class TI, IO, 6.259s, 2032	696,195	49,562
IFB Ser. 10-31, Class PS, IO, 6.212s, 2038	3,557,739	621,532
IFB Ser. 10-47, Class XN, IO, 6.209s, 2034	1,257,667	92,577
IFB Ser. 10-60, Class S, IO, 6.162s, 2040	1,183,223	176,206
IFB Ser. 10-53, Class SA, IO, 6.162s, 2039	1,086,730	157,535
IFB Ser. 09-24, Class SA, IO, 6.162s, 2037	1,267,533	98,538
IFB Ser. 06-26, Class S, IO, 6.162s, 2036	1,239,321	150,240
IFB Ser. 06-23, Class S, IO, 6.162s, 2036	4,046,800	421,879
IFB Ser. 08-9, Class SK, IO, 6.142s, 2038	555,621	63,619
IFB Ser. 09-101, Class SB, IO, 6.112s, 2039	1,708,039	218,988
IFB Ser. 09-102, Class SM, IO, 6.059s, 2039	1,109,444	124,639
IFB Ser. 09-35, Class SP, IO, 6.059s, 2037	627,014	73,473
IFB Ser. 05-65, Class SI, IO, 6.012s, 2035	295,719	33,549
IFB Ser. 09-87, Class KI, IO, 5.962s, 2035	898,454	105,254
IFB Ser. 05-92, Class SP, IO, 5.962s, 2035	5,113,853	428,336
IFB Ser. 06-16, Class SX, IO, 5.952s, 2036	396,059	45,107
IFB Ser. 09-106, Class SD, IO, 5.912s, 2036	1,011,403	112,761
IFB Ser. 09-87, Class SN, IO, 5.912s, 2035	333,886	31,031
IFB Ser. 10-47, Class VS, IO, 5.909s, 2040	5,807,588	743,023
IFB Ser. 09-61, Class WQ, IO, 5.909s, 2035	4,465,390	654,715
IFB Ser. 05-66, Class S, IO, 5.909s, 2035	3,885,059	577,514
IFB Ser. 09-87, Class TS, IO, 5.762s, 2035	250,573	30,232
IFB Ser. 09-106, Class ST, IO, 5.662s, 2038	971,866	102,940
IFB Ser. 04-41, Class SG, IO, 5.662s, 2034	614,492	24,481
IFB Ser. 09-87, Class WT, IO, 0.176s, 2035	1,903,328	5,367
IFB Ser. 09-106, Class WT, IO, 0.15s, 2037	194,387	540
FRB Ser. 07-35, Class UF, zero %, 2037	14,076	13,721
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 5.808s, 2045	170,000	180,513
Ser. 06-GG6, Class A2, 5.506s, 2038	546,569	554,567
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	89,686	90,404
Ser. 03-C1, Class X1, IO, 0.848s, 2040	4,674,542	77,416
Ser. 06-GG8, Class X, IO, 0.657s, 2039	2,024,161	49,098
GSMPS Mortgage Loan Trust FRB Ser. 05-RP2, Class 1AF,
0.679s, 2035	386,748	321,001
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
5.972s, 2037	528,984	354,419
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.439s, 2037	287,598	159,617
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 5.692s, 2036	97,510	56,342
FRB Ser. 07-AR15, Class 1A1, 5.597s, 2037	323,120	204,373
FRB Ser. 07-AR9, Class 2A1, 5.51s, 2037	328,723	221,066
FRB Ser. 05-AR31, Class 3A1, 5.303s, 2036	609,032	365,419
FRB Ser. 07-AR11, Class 1A1, 4.884s, 2037	292,624	169,722
FRB Ser. 05-AR5, Class 4A1, 2.767s, 2035	285,717	199,578
JPMorgan Alternative Loan Trust FRB Ser. 06-A1,
Class 5A1, 5.877s, 2036	224,016	174,733
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 06-LDP7, Class A2, 6.051s, 2045	436,872	446,425
FRB Ser. 07-LD11, Class A3, 5.818s, 2049	354,000	369,659
Ser. 06-CB16, Class A3B, 5.579s, 2045	479,000	504,454
Ser. 06-LDP6, Class A3B, 5.559s, 2043	339,000	352,004
Ser. 06-CB17, Class A3, 5.45s, 2043	763,000	789,815
Ser. 06-LDP8, Class A3B, 5.447s, 2045	374,000	398,132
Ser. 06-LDP9, Class A2S, 5.298s, 2047	413,000	425,972
Ser. 06-LDP8, Class A2, 5.289s, 2045	1,660,120	1,754,614
Ser. 05-CB13, Class A2, 5.247s, 2043	275,681	276,875
Ser. 05-LDP2, Class AM, 4.78s, 2042	50,000	47,328
Ser. 06-LDP8, Class X, IO, 0.569s, 2045	2,689,594	61,265
Ser. 06-CB17, Class X, IO, 0.51s, 2043	2,392,929	58,993
Ser. 07-LDPX, Class X, IO, 0.343s, 2049	4,742,217	67,292
Ser. 06-CB16, Class X1, IO, 0.121s, 2045	3,043,284	37,068
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.148s, 2051	8,263,141	96,076
LB Commercial Conduit Mortgage Trust 144A Ser. 98-C4,
Class J, 5.6s, 2035	119,000	102,519
LB-UBS Commercial Mortgage Trust
Ser. 07-C7, Class A3, 5.866s, 2045	607,000	624,690
Ser. 07-C6, Class A2, 5.845s, 2012	425,996	444,773
Ser. 07-C2, Class XW, IO, 0 5/8s, 2040	1,034,427	25,690
LB-UBS Commercial Mortgage Trust 144A
Ser. 06-C7, Class XW, IO, 0.715s, 2038	1,724,394	50,754
Ser. 03-C5, Class XCL, IO, 0.289s, 2037	982,913	18,808
Ser. 05-C2, Class XCL, IO, 0.234s, 2040	5,315,562	33,791
Ser. 07-C2, Class XCL, IO, 0.207s, 2040	8,892,152	93,240
Ser. 06-C7, Class XCL, IO, 0.15s, 2038	3,161,225	46,148
Ser. 06-C1, Class XCL, IO, 0.135s, 2041	11,797,088	114,757
Lehman Brothers Floating Rate Commercial Mortgage
Trust 144A FRB Ser. 04-LLFA, Class H, 1.291s, 2017	66,000	58,171
Merrill Lynch Capital Funding Corp. Ser. 06-4,
Class XC, IO, 0.187s, 2049	5,955,234	68,276
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.841s, 2022	270,899	234,328
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.848s, 2030	49,000	51,533

FRB Ser. 05-A9, Class 3A1, 5.169s, 2035		268,687	207,589
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.826s, 2050		118,000	124,247
FRB Ser. 07-C1, Class A2, 5.722s, 2050		1,069,000	1,116,814
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 5.919s, 2049		138,000	152,980
Ser. 07-7, Class ASB, 5.745s, 2050		173,000	183,226
FRB Ser. 06-4, Class A2FL, 0.463s, 2049		365,000	344,925
Mezz Cap Commercial Mortgage Trust Ser. 07-C5,
Class X, IO, 4.628s, 2017		203,301	16,264
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		256,000	271,716
FRB Ser. 08-T29, Class A3, 6.281s, 2043 (F)		69,000	74,833
FRB Ser. 07-IQ15, Class A2, 5.84s, 2049		1,450,000	1,530,060
Ser. 06-T21, Class A2, 5.09s, 2052		223,679	225,405
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		360,000	28,800
Ser. 07-HQ13, Class X1, IO, 0.663s, 2044		4,815,615	73,872
Ser. 05-HQ5, Class X1, IO, 0.097s, 2042		1,719,484	9,801
Morgan Stanley Mortgage Loan Trust Ser. 05-5AR,
Class 2A1, 3.428s, 2035		259,887	165,678
Mortgage Capital Funding, Inc. FRB Ser. 98-MC2,
Class E, 7.068s, 2030		78,000	78,975
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034		24,485	22,771
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033		100,000	5,000
Residential Asset Securitization Trust Ser. 07-A5,
Class 2A3, 6s, 2037		344,790	262,040
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 1.968s, 2036		632,175	19,408
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		573,394	389,908
FRB Ser. 06-9, Class 1A1, 5.497s, 2036		103,808	59,117
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.903s, 2037		2,155,309	343,952
Ser. 07-4, Class 1A4, IO, 1s, 2037		2,930,072	106,735
Structured Asset Securities Corp. 144A Ser. 07-RF1,
Class 1A, IO, 5.194s, 2037		784,535	108,079
Ursus PLC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	48,028	5,277
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A2, 5.857s, 2051		$758,000	792,994
FRB Ser. 07-C32, Class A2, 5.735s, 2049		227,000	235,983
Ser. 2006-C28, Class A2, 5 1/2s, 2048		1,404,000	1,438,018
Ser. 07-C31, Class A2, 5.421s, 2047		697,000	720,568
Ser. 07-C30, Class A3, 5.246s, 2043		2,230,000	2,234,413
Ser. 07-C34, IO, 0.359s, 2046		2,279,383	42,328
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.641s, 2018		100,000	51,000
Ser. 07-C31, IO, 0.26s, 2047		8,172,443	103,545
Ser. 06-C27, Class XC, IO, 0.128s, 2045		3,425,235	28,566
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2014		87,000	26,753
Ser. 06-SL1, Class X, IO, 0.938s, 2043		409,397	12,421
Ser. 07-SL2, Class X, IO, 0.851s, 2049		1,274,557	32,195
WAMU Mortgage Pass-Through Certificates 144A Ser.
04-RP1, Class 1S, IO, 5.013s, 2034		454,950	60,537

Total mortgage-backed securities (cost $62,030,162)			$69,189,368

CORPORATE BONDS AND NOTES (24.3%)(a)
		Principal amount	Value

Basic materials (1.6%)
ArcelorMittal sr. unsec. unsub. 9.85s, 2019
(Luxembourg)		$95,000	$122,732
Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014		229,000	267,348
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019		225,000	280,996
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015		100,000	110,857
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		383,000	428,960
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011		250,000	257,500
International Paper Co. bonds 7.95s, 2018		155,000	187,095
International Paper Co. sr. unsec. notes 9 3/8s, 2019		288,000	372,240
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		185,000	199,928
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)		75,000	100,406
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		155,000	172,714
Sealed Air Corp. 144A notes 5 5/8s, 2013		151,000	158,671
Sealed Air Corp. 144A sr. notes 7 7/8s, 2017		100,000	106,244
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		21,000	26,225
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		31,000	37,510
Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)		26,000	31,605
			2,861,031

Capital goods (0.3%)
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017		145,000	160,044
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016		10,000	10,750
Ball Corp. company guaranty sr. unsec. notes 6 5/8s,
2018		85,000	87,763

Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	103,000	123,513
Republic Services, Inc. 144A sr. unsec. notes 5 1/2s,
2019	40,000	43,848
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	55,000	64,357
		490,275

Communication services (2.5%)
American Tower Corp. sr. unsec. notes 7 1/4s, 2019	254,000	296,545
American Tower Corp. sr. unsec. unsub. notes 4 5/8s,
2015	85,000	90,011
AT&T, Inc. sr. unsec. bond 6.55s, 2039	250,000	287,292
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	220,000	248,204
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	265,000	327,795
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	20,000	25,121
Comcast Corp. company guaranty sr. unsec. notes 6.55s,
2039	10,000	11,248
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	75,000	88,229
Cox Communications, Inc. 144A bonds 8 3/8s, 2039	220,000	293,637
Cox Communications, Inc. 144A notes 5 7/8s, 2016	30,000	33,992
Crown Castle Towers, LLC 144A company guaranty sr.
notes 4.883s, 2020	190,000	191,292
Frontier Communications Corp. 144A sr. notes 7 7/8s,
2015	135,000	142,763
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	80,000	96,421
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	105,000	119,846
SBA Tower Trust 144A company guaranty asset backed
notes 5.101s, 2017	350,000	374,413
TCI Communications, Inc. company guaranty 7 7/8s, 2026	580,000	700,057
TCI Communications, Inc. debs. 9.8s, 2012	35,000	39,206
Telecom Italia Capital SA company guaranty sr. unsec.
notes 7.175s, 2019 (Italy)	55,000	62,191
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	155,000	173,651
Telefonica Europe BV company guaranty 7 3/4s, 2010
(Spain)	150,000	151,157
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	105,000	125,328
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	45,000	52,458
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	25,000	29,364
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	15,000	17,083
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	68,000	85,836
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	77,000	101,763
Verizon Global Funding Corp. notes 7 3/4s, 2030	110,000	140,415
Verizon Wireless, Inc. sr. unsec. unsub. notes 5.55s,
2014	300,000	339,027
		4,644,345

Conglomerates (0.2%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	315,000	362,392
		362,392

Consumer cyclicals (1.7%)
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	62,000	65,798
D.R. Horton, Inc. sr. notes 7 7/8s, 2011	5,000	5,213
Daimler AG company guaranty unsec. unsub. notes 7.3s,
2012 (Germany)	125,000	134,712
Daimler AG company guaranty unsec. unsub. notes Ser.
MTN, 5 3/4s, 2011 (Germany)	315,000	329,334
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6.35s, 2040	145,000	156,925
DIRECTV Holdings, LLC company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	185,000	205,714
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)	175,000	191,973
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	231,000	244,860
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	65,000	66,544
NBC Universal, Inc. 144A notes 6.4s, 2040	125,000	135,943
NBC Universal, Inc. 144A notes 5.15s, 2020	95,000	100,520
News America, Inc. company guaranty sr. unsec. notes
6.9s, 2019	245,000	292,938
Nissan Motor Acceptance Corp. 144A sr. unsec. notes
4 1/2s, 2015	265,000	276,737
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	87,000	102,660
QVC Inc. 144A sr. notes 7 1/8s, 2017	80,000	82,000
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	125,000	153,990
Time Warner, Inc. company guaranty sr. unsec. notes
6.1s, 2040	205,000	215,810
Time Warner, Inc. company guaranty sr. unsec. notes
4.7s, 2021	50,000	51,630
Viacom, Inc. company guaranty 5 5/8s, 2012	217,000	232,420
Viacom, Inc. company guaranty sr. unsec. notes 8 5/8s,
2012	43,000	47,604
Viacom, Inc. company guaranty sr. unsec. notes 7 7/8s,
2030	85,000	101,186

Whirlpool Corp. sr. unsec. notes 8.6s, 2014	15,000	17,894
		3,212,405

Consumer staples (2.2%)
Altria Group, Inc. company guaranty sr. unsec. unsub.
notes 8 1/2s, 2013	70,000	83,145
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	214,000	291,928
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	416,000	518,083
Campbell Soup Co. debs. 8 7/8s, 2021	50,000	71,327
ConAgra Foods, Inc. unsec. notes 7 7/8s, 2010	7,000	7,054
CVS Caremark Corp. notes 6.6s, 2019	80,000	93,697
CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s,
2037	370,000	340,400
CVS Caremark Corp. 144A company guaranty notes 7.507s,
2032	347,300	400,124
CVS Caremark Corp. 144A pass-through certificates
6.117s, 2013	56,299	59,815
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	160,000	183,455
Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	210,000	213,611
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013	55,000	60,616
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	589,000	679,320
McDonald's Corp. sr. unsec. notes 5.7s, 2039	150,000	172,641
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	135,000	157,210
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	160,000	181,408
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	70,000	74,638
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	115,000	137,425
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	200,000	237,253
Wrigley (Wm.) Jr. Co. 144A company guaranty sr. notes
3.7s, 2014	125,000	127,922
		4,091,072

Energy (1.3%)
Devon Energy Corp. sr. notes 6.3s, 2019	20,000	23,489
El Paso Pipeline Partners Operating Co., LP company
guaranty sr. unsec. notes 6 1/2s, 2020	95,000	99,513
EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	10,000	11,813
EOG Resources, Inc. notes 6 7/8s, 2018	105,000	127,799
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)	100,000	106,555
Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s,
2040	130,000	154,157
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	70,000	71,750
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	55,000	67,782
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)	55,000	66,000
Petroleos de Venezuela SA company guaranty sr. unsec.
notes 5 1/4s, 2017 (Venezuela)	410,000	248,050
Petroleos de Venezuela SA sr. unsec. bonds zero %,
2011 (Venezuela)	300,000	267,300
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 4 1/2s, 2012 (Qatar)	250,000	261,576
Total Capital SA company guaranty sr. unsec. unsub.
notes 4.45s, 2020 (France)	240,000	254,605
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 7/8s, 2039 (Switzerland)	175,000	231,384
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 5/8s, 2019 (Switzerland)	70,000	88,645
White Nights Finance BV for Gazprom notes 10 1/2s,
2014 (Russia)	100,000	120,153
Williams Partners LP sr. unsec. notes 5 1/4s, 2020	35,000	37,375
Woodside Finance Ltd. 144A notes 4 1/2s, 2014
(Australia)	90,000	93,726
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	55,000	63,695
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	65,000	80,038
		2,475,405

Financials (8.2%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	75,000	78,180
American Express Co. sr. unsec. notes 8 1/8s, 2019	330,000	419,359
American International Group, Inc. sr. unsec. Ser.
MTN, 5.85s, 2018	230,000	218,500
AON Corp. jr. unsec. sub. notes 8.205s, 2027	175,000	183,838
BankAmerica Capital III bank guaranteed jr. unsec.
sub. FRN 1.096s, 2027	415,000	274,980
Barclays Bank PLC 144A sub. notes 10.179s, 2021	354,000	465,368
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	220,000	230,016
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	230,000	274,034
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.236s, 2012	120,313	117,916
Capital One Capital V company guaranty jr. unsec. sub.
notes 10 1/4s, 2039	295,000	319,338
Chubb Corp. (The) sr. notes 6 1/2s, 2038	40,000	46,870
Citigroup, Inc. sr. notes 6 1/2s, 2013	470,000	515,480
Citigroup, Inc. sr. unsec. notes 8 1/2s, 2019	5,000	6,076
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012	135,000	140,816
Citigroup, Inc. sr. unsec. unsub. notes FRN 0.573s,
2010	135,000	135,009
Citigroup, Inc. sub. notes 5s, 2014	140,000	142,742

Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032		44,000	43,297
Commonwealth Bank of Australia 144A sr. unsec. notes
3 3/4s, 2014 (Australia)		120,000	125,848
Credit Suisse Guernsey, Ltd. jr. sub. FRN 5.86s, 2049
(United Kingdom)		354,000	322,140
Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)		5,000	5,265
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)		22,000	23,747
Erac USA Finance LLC 144A company guaranty sr. notes
2 3/4s, 2013		120,000	121,855
Eurasian Development Bank 144A sr. unsec. notes
7 3/8s, 2014 (Kazakhstan)		100,000	106,570
Fleet Capital Trust V bank guaranteed jr. sub. FRN
1.539s, 2028		570,000	417,112
GE Capital Trust IV 144A unsec. sub. bonds 4 5/8s, 2066	EUR	90,000	92,015
General Electric Capital Corp. sr. unsec. 5 5/8s, 2018		$415,000	452,583
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.628s, 2016		145,000	132,161
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039		150,000	169,372
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019		195,000	227,059
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037		30,000	30,679
Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. debs. FRB 8 1/8s, 2038		220,000	218,786
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017		60,000	62,258
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)		320,000	346,704
Icahn Enterprises LP/Ichan Enterprises Finance Corp.
company guaranty sr. unsec. notes 7 3/4s, 2016		100,000	100,250
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.3s, 2019		80,000	90,840
JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1.436s, 2047		964,000	689,779
Liberty Mutual Group 144A company guaranty jr. sub.
notes FRB 10 3/4s, 2058		190,000	213,083
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012		140,000	147,774
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014		75,000	79,883
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039		110,000	145,062
MBNA American Bank NA sub. notes Ser. BKNT, 7 1/8s,
2012		250,000	273,008
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038		80,000	90,760
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.698s,
2011		35,000	34,891
MetLife Capital Trust X 144A jr. sub. FRB 9 1/4s, 2038		300,000	342,000
MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036		125,000	115,938
Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016		100,000	106,843
Nationwide Financial Services, Inc. notes 5 5/8s, 2015		35,000	36,935
Nationwide Mutual Insurance Co. 144A notes 9 3/8s, 2039		40,000	46,272
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033		30,000	27,232
Progressive Corp. (The) jr. unsec. sub. unsec. deb.
FRN 6.7s, 2037		580,000	556,104
Prudential Financial, Inc. sr. notes 7 3/8s, 2019		15,000	17,732
Prudential Financial, Inc. sr. notes 6.2s, 2015		15,000	16,636
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014		170,000	182,196
Royal Bank of Scotland PLC (The) 144A company guaranty
sr. unsec. unsub. notes 4 7/8s, 2014 (United Kingdom)		205,000	211,123
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		100,000	100,979
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 9s, 2014 (Russia)		215,000	245,380
Shinhan Bank 144A sr. unsec. notes 4 3/8s, 2015 (South
Korea)		650,000	661,238
Simon Property Group LP sr. unsec. notes 6 3/4s,
2014 (R)		68,000	77,307
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)		80,000	90,638
Simon Property Group LP sr. unsec. unsub. notes 5.65s,
2020 (R)		282,000	309,366
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.537s, 2037		550,000	391,789
Tanger Properties, Ltd. sr. unsec. notes 6 1/8s, 2020		85,000	89,785
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.6s, 2019		135,000	144,491
Teachers Insurance & Annuity Association of America
144A notes 6.85s, 2039		210,000	246,575
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015
(R)		175,000	176,859
VTB Capital SA 144A bonds 6 1/4s, 2035 (Russia)		100,000	101,750
VTB Capital SA 144A notes 6 7/8s, 2018 (Russia)		599,000	625,955
VTB Capital SA 144A sec. notes 6.609s, 2012 (Russia)		310,000	321,978
Wachovia Capital Trust V 144A bank guaranty jr. unsec.
sub. note 7.965s, 2027		460,000	456,474
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017		130,000	143,440
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013		120,000	131,744
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 0.688s,
2012		35,000	34,773
WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 6 3/4s, 2019		250,000	286,770
WEA Finance, LLC 144A company guaranty sr. notes
7 1/8s, 2018		165,000	189,349
Wells Fargo Capital XV bank guaranteed jr. unsec. sub.
FRB 9 3/4s, 2049		105,000	113,400
Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019
(Australia)		325,000	341,489

			15,271,843

Government (1.1%)
Norddeutsche Landesbank Girozentrale bonds Ser. 7,
5 3/4s, 2010 (Germany)	EUR	1,500,000	1,989,993
			1,989,993

Health care (0.5%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037		$200,000	226,746
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037		45,000	51,522
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019		26,000	31,949
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014		64,000	72,887
GlaxoSmith Kline Capital, Inc. company guaranty sr.
notes 5.65s, 2018		175,000	202,442
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2040		52,000	51,063
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 4 3/4s, 2020		28,000	28,538
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036		85,000	86,593
Watson Pharmaceuticals, Inc. sr. unsec. notes 6 1/8s,
2019		75,000	85,213
WellPoint, Inc. notes 7s, 2019		80,000	95,232
			932,185

Technology (0.4%)
Amphenol Corp. sr. unsec. notes 4 3/4s, 2014		155,000	165,300
Brocade Communications Systems, Inc. 144A sr. notes
6 7/8s, 2020		145,000	148,263
Brocade Communications Systems, Inc. 144A sr. notes
6 5/8s, 2018		35,000	35,656
Dell, Inc. sr. unsec. notes 5 7/8s, 2019		5,000	5,698
Lexmark International Inc, sr. unsec. notes 5.9s, 2013		105,000	110,763
Xerox Corp. sr. unsec. notes 6 3/4s, 2039		133,000	149,090
Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019		52,000	56,184
Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015		70,000	73,954
			744,908

Transportation (0.5%)
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014		10,000	11,660
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018		45,000	50,911
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019		175,000	185,980
Burlington Northern Santa Fe, LLC debs. 5 3/4s, 2040		10,000	10,624
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018		22,664	23,230
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017		101,512	103,542
Delta Air Lines, Inc. pass-through certificates 6.2s,
2018		140,000	143,500
GATX Corp. notes 4 3/4s, 2012		45,000	47,567
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022		203,563	215,489
Union Pacific Corp. sr. unsec. notes 6 1/8s, 2020		110,000	128,763
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022		43,442	41,053
			962,319

Utilities and power (3.8%)
Aquila, Inc. sr. unsec. unsub. notes 11 7/8s, 2012		185,000	212,776
Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019		85,000	106,703
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017		260,000	291,259
Beaver Valley II Funding debs. 9s, 2017		203,000	226,915
Bruce Mansfield Unit pass-through certificates 6.85s,
2034		573,947	602,530
CMS Energy Corp. sr. notes 8 1/2s, 2011		285,000	294,799
CMS Energy Corp. sr. unsec. unsub. notes FRN 1.476s,
2013		130,000	122,525
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018		70,000	80,490
DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020		120,000	124,012
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066		350,000	329,438
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017		215,000	249,336
El Paso Natural Gas Co. sr. unsec. unsub. bonds
8 3/8s, 2032		105,000	125,336
Electricite de France 144A notes 6.95s, 2039 (France)		200,000	255,363
Electricite de France 144A sr. notes 4.6s, 2020
(France)		190,000	201,584
Enel Finance Intl. SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Luxembourg)		175,000	181,407
FirstEnergy Corp. notes Ser. B, 6.45s, 2011		74,000	77,846
Fortum OYJ sr. unsec. notes Ser. 14, Class EMTN,
4 1/2s, 2016 (Finland)	EUR	255,000	358,566
Illinois Power Co. 1st mtge. sr. bond 9 3/4s, 2018		$30,000	39,425
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011		60,000	62,775
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		135,000	141,750
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		125,000	139,636
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 7 3/4s, 2020 (Indonesia)		295,000	341,480
National Fuel Gas Co. notes 5 1/4s, 2013		40,000	42,481
Nevada Power Co. notes 6 1/2s, 2018		195,000	225,771

NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016		105,000	136,700
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010		185,000	188,261
Pacific Gas & Electric Co. sr. notes 8 1/4s, 2018		30,000	39,057
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037		50,000	54,833
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012		276,694	276,789
Public Service Co. of Colorado 1st mtge. sec. bond
5.8s, 2018		70,000	80,829
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067		160,000	149,008
Southern California Edison Co. 1st mtge. bonds 5 1/2s,
2040		35,000	38,382
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013		140,000	153,429
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.65s, 2020		20,000	21,758
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018		75,000	83,808
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019		190,000	242,395
TransAlta Corp. sr. notes 6 1/2s, 2040 (Canada)		145,000	151,521
TransAlta Corp. sr. unsec. unsub. notes 4 3/4s, 2015
(Canada)		125,000	133,460
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019		45,000	52,759
West Penn Power Co. 144A 1st mtge. 5.95s, 2017		170,000	187,661
Westar Energy, Inc. 1st mtge. sec. bonds 8 5/8s, 2018		145,000	186,636
			7,011,489

Total corporate bonds and notes (cost $41,329,038)			$45,049,662

FOREIGN GOVERNMENT BONDS AND NOTES (11.2%)(a)
		Principal amount/units	Value

Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.389s, 2012		$1,610,000	$368,690
Brazil (Federal Republic of) notes zero %, 2012	BRL	837	471,288
Brazil (Federal Republic of) sr. notes 5 7/8s, 2019		$100,000	113,200
Canada (Government of) bonds 5 3/4s, 2033	CAD	750,000	952,131
France (Government of) bonds 4s, 2013	EUR	63	89
Italy (Republic of) bonds 4 1/4s, 2020	EUR	8,610,000	11,592,066
Japan (Government of) 30 yr bonds Ser. 23, 2 1/2s, 2036	JPY	106,000,000	1,408,799
Netherlands (Government of) bonds 5s, 2012	EUR	2,500,000	3,521,423
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	3,585,000	583,696
Ukraine (Government of) sr. unsec. unsub. bonds Ser.
REGS, 6 7/8s, 2011		$825,000	829,661
United Kingdom bonds 4 1/4s, 2036	GBP	610,000	954,009

Total foreign government bonds and notes (cost $20,072,032)			$20,795,052

ASSET-BACKED SECURITIES (4.2%)(a)
		Principal amount	Value

Ace Securities Corp. FRB Ser. 06-OP2, Class A2C,
0.479s, 2036		$56,000	$15,278
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028		19,000	27,740
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014		82,000	82,265
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
04-FR3, Class M6, 5.204s, 2034		14,401	3,351
Bombardier Capital Mortgage Securitization Corp. Ser.
00-A, Class A4, 8.29s, 2030		230,488	165,375
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032		618,616	482,521
Ser. 00-5, Class A7, 8.2s, 2032		181,097	161,176
Ser. 00-1, Class A5, 8.06s, 2031		111,443	89,990
Ser. 00-4, Class A5, 7.97s, 2032		38,460	30,257
Ser. 00-5, Class A6, 7.96s, 2032		76,729	62,150
Ser. 01-4, Class A4, 7.36s, 2033		207,015	215,295
Ser. 00-6, Class A5, 7.27s, 2031		478,907	477,710
Ser. 01-1, Class A5, 6.99s, 2032		371,819	382,973
FRB Ser. 02-1, Class M1A, 2.396s, 2033		418,000	337,477
Countrywide Asset Backed Certificates FRB Ser. 04-6,
Class 2A5, 0.719s, 2034		65,838	57,340
CS First Boston Mortgage Securities Corp. 144A Ser.
04-FR1N, Class A, 5s, 2034 (In default) (NON)		11,121	1
Fremont Home Loan Trust FRB Ser. 05-E, Class 2A4,
0.659s, 2036		124,000	59,447
Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 2.411s, 2043 (F)	EUR	455,000	236,651
FRB Ser. 03-2, Class 3C, 2.287s, 2043 (F)	GBP	217,605	113,179
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$197,357	153,939
Ser. 94-4, Class B2, 8.6s, 2019		76,584	38,307
Ser. 99-5, Class A5, 7.86s, 2030		953,456	872,412
Ser. 95-4, Class B1, 7.3s, 2025		84,541	79,527
Ser. 97-6, Class M1, 7.21s, 2029		14,000	12,356
Ser. 96-1, Class M1, 7s, 2027		107,316	108,564
Ser. 93-3, Class B, 6.85s, 2018		3,058	2,756
Ser. 98-3, Class A6, 6.76s, 2030		198,186	206,008
Ser. 99-3, Class A7, 6.74s, 2031		193,508	194,476
Ser. 99-1, Class A6, 6.37s, 2025		18,438	18,576
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		806,757	754,317
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-1A, Class E, 2.129s, 2030		55,931	3,076
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.874s, 2036		128,978	51,591

Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.659s, 2036	63,000	50,705
Lehman XS Trust FRB Ser. 07-6, Class 2A1, 0.539s, 2037	470,030	151,139
LNR CDO, Ltd. 144A FRB Ser. 02-1A, Class FFL, 3.079s,
2037	300,000	39,000
Local Insight Media Finance, LLC Ser. 07-1W, Class A1,
5.53s, 2012	283,459	175,745
Long Beach Mortgage Loan Trust FRB Ser. 06-4,
Class 2A4, 0.589s, 2036	59,000	21,398
Marriott Vacation Club Owner Trust 144A Ser. 04-1A,
Class C, 5.265s, 2026	9,389	7,860
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035	5,979	83
Morgan Stanley Capital, Inc. FRB Ser. 04-HE8,
Class B3, 3.529s, 2034	12,487	1,574
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.489s, 2036	69,093	35,125
FRB Ser. 06-2, Class A2C, 0.479s, 2036	74,000	43,939
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029	177,318	175,545
Ser. 00-A, Class A2, 7.765s, 2017	26,920	18,514
Ser. 00-D, Class A4, 7.4s, 2030	309,000	203,940
Ser. 02-B, Class A4, 7.09s, 2032	72,117	66,262
Ser. 01-D, Class A4, 6.93s, 2031	155,020	121,691
Ser. 98-A, Class M, 6.825s, 2028	12,000	11,320
Ser. 01-E, Class A4, 6.81s, 2031	9,917	8,479
Ser. 01-C, Class A2, 5.92s, 2017	92,006	46,003
Ser. 01-D, Class A3, 5.9s, 2022	52,965	31,250
Ser. 02-C, Class A1, 5.41s, 2032	226,757	204,081
Ser. 01-E, Class A2, 5.05s, 2031	227,556	174,649
Ser. 02-A, Class A2, 5.01s, 2020	111,717	97,346
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	45,179	43,485
SAIL Net Interest Margin Notes 144A Ser. 04-4A,
Class B, 7 1/2s, 2034 (In default) (NON)	30,709	1
Securitized Asset Backed Receivables, LLC
FRB Ser. 07-BR5, Class A2A, 0.459s, 2037	85,605	58,168
FRB Ser. 07-BR4, Class A2A, 0.419s, 2037	76,420	50,437
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, PO, 0.539s, 2036	125,000	47,407
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.499s, 2036	59,000	44,429
FRB Ser. 06-3, Class A3, 0.489s, 2036	24,120	13,383
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.589s, 2036	59,000	9,388
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037	188,000	176,720
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.439s, 2037	335,050	218,620

Total asset-backed securities (cost $9,690,040)		$7,843,767

U.S. GOVERNMENT AGENCY MORTGAGE OBLIGATIONS (1.2%)(a)
	Principal amount	Value

Federal Home Loan Mortgage Corporation Pass-Through
Certificates
6s, with due dates from July 1, 2021 to
September 1, 2021	$66,537	$72,366
5 1/2s, June 1, 2035	83,321	90,091
5 1/2s, April 1, 2020	66,415	72,050
Federal National Mortgage Association Pass-Through
Certificates
7s, with due dates from March 1, 2033 to April 1, 2035	256,406	286,440
6 1/2s, with due dates from September 1, 2036 to
November 1, 2037	237,058	260,051
6s, July 1, 2037	23,698	25,760
6s, with due dates from May 1, 2021 to October 1, 2021	172,270	187,472
5 1/2s, with due dates from February 1, 2018 to
March 1, 2021	176,606	191,755
5s, May 1, 2037	581,586	620,116
5s, with due dates from May 1, 2020 to March 1, 2021	30,009	32,209
4s, with due dates from May 1, 2019 to
September 1, 2020	419,656	445,861

Total U.S. government agency mortgage obligations (cost $2,129,021)		$2,284,171

U.S. TREASURY OBLIGATIONS (0.7%)(a)
	Principal amount	Value

U.S. Treasury Bonds 6 1/4s, May 15, 2030	$646,000	$873,967
U.S. Treasury Inflation Protected Securities 1.75s,
January 15, 2028 (i)	242,637	244,770
U.S. Treasury Inflation Protected Securities 1.375s,
January 15, 2020 (i)	182,604	187,963

Total U.S. treasury obligations (cost $1,178,407)		$1,306,700

PURCHASED OPTIONS OUTSTANDING (1.5%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.74% versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	$7,252,400	$12,909
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	3,988,700	199

Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 4.065% versus
the three month USD-LIBOR-BBA maturing October 20, 2020.	Oct-10/4.065	1,364,400	327
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	8,134,000	501,217
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.74% versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	7,252,400	486,564
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.95% versus
the three month USD-LIBOR-BBA maturing
September 21, 2020.	Sep-10/3.95	3,988,700	356,470
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 4.065% versus
the three month USD-LIBOR-BBA maturing
October 20, 2020.	Oct-10/4.065	1,364,400	131,815
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.965%
versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	3,262,800	131
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.995%
versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	4,894,200	196
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	8,134,000	459,978
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.965% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.965	3,262,800	295,902
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.995% versus the three month USD-LIBOR-BBA maturing
September 20, 2020.	Sep-10/3.995	4,894,200	456,874

Total purchased options outstanding (cost $1,334,639)			$2,702,582

MUNICIPAL BONDS AND NOTES (0.3%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34		$100,000	$111,334
IL State G.O. Bonds
4.421s, 1/1/15		45,000	45,000
4.071s, 1/1/14		135,000	135,984
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49		95,000	97,818
Tobacco Settlement Fin. Auth. of WVA Rev. Bonds,
Ser. A, 7.467s, 6/1/47		165,000	122,367
TX State, Trans. Comm. Rev. Bonds (Build America
Bonds), Ser. B, 5.178s, 4/1/30		125,000	128,098

Total municipal bonds and notes (cost $665,713)			$640,601

SENIOR LOANS (0.2%)(a)(c)
		Principal amount	Value

Aramark Corp. bank term loan FRN Ser. B, 2.408s, 2014		$7,951	$7,434
Aramark Corp. bank term loan FRN Ser. B2, 3.783s, 2016		15,770	15,148
Aramark Corp. bank term loan FRN Ser. C, 2.223s, 2014		576	538
Aramark Corp. bank term loan FRN Ser. C, 0.198s, 2016		1,037	996
Charter Communications, Inc. bank term loan FRN 2.35s,
2014		2,887	2,736
Charter Communications, Inc. bank term loan FRN Ser.
C, 3.79s, 2016		23,440	22,212
First Data Corp. bank term loan FRN Ser. B1, 3.08s,
2014		26,323	22,912
Freescale Semiconductor, Inc. bank term loan FRN
4.596s, 2016		14,070	12,904
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.498s, 2015		21,785	18,664
Intelsat Corp. bank term loan FRN Ser. B2, 3.033s, 2011		8,771	8,264
Intelsat Corp. bank term loan FRN Ser. B2-A, 3.033s,
2013		8,774	8,267
Intelsat Corp. bank term loan FRN Ser. B2-C, 3.033s,
2013		8,771	8,264
National Bedding Co. bank term loan FRN 2 3/8s, 2011		11,697	11,193
NRG Energy, Inc. bank term loan FRN 3.683s, 2015		8,525	8,160
NRG Energy, Inc. bank term loan FRN 2.033s, 2013		2,722	2,646
NRG Energy, Inc. bank term loan FRN 1.933s, 2013		3	3
NRG Energy, Inc. bank term loan FRN Ser. B, 3.783s,
2015		10,194	9,982
Polypore, Inc. bank term loan FRN Ser. B, 2.35s, 2014		25,722	24,501
SunGard Data Systems, Inc. bank term loan FRN 2.095s,
2014		1,212	1,144
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
4.003s, 2016		25,106	24,149
TXU Energy Corp. bank term loan FRN Ser. B2, 3.975s,
2014		26,323	20,410
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.597s, 2014		26,830	23,416
West Corp. bank term loan FRN Ser. B2, 2.749s, 2013		26,250	24,844

Total senior loans (cost $283,780)			$278,787

SHORT-TERM INVESTMENTS (25.3%)(a)
		Principal amount/shares	Value

Egypt Treasury Bills with an effective yield of 9.76%,
October 19, 2010 (Egypt)	EGP	1,050,000	$179,703
Putnam Money Market Liquidity Fund 0.12% (e)		28,185,065	28,185,065
U.S. Treasury Bills with effective yields ranging from
0.16% to 0.31%, March 10, 2011 (SEG) (SEGSF)		$6,442,000	6,434,079
U.S. Treasury Bills with effective yields ranging from
0.24% to 0.26%, August 26, 2010 (SEG) (SEGSF)		3,582,000	3,581,369
U.S. Treasury Bills with effective yields ranging from
0.24% to 0.40%, November 18, 2010 (SEG) (SEGSF)		3,532,000	3,530,374
U.S. Treasury Bills with effective yields ranging from
0.25% to 0.27%, June 2, 2011 (SEGSF)		3,175,000	3,168,777
U.S. Treasury Bills with effective yields ranging from
0.26% to 0.28%, December 16, 2010 (SEG) (SEGSF)		1,904,000	1,902,801

Total short-term investments (cost $46,978,865)			$46,982,168

TOTAL INVESTMENTS

Total investments (cost $185,691,697) (b)			$197,072,858

FORWARD CURRENCY CONTRACTS at 7/31/10 (aggregate face value $171,130,421) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America
	Australian Dollar	Buy	8/18/10	$1,218,188	$1,190,611	$27,577
	Brazilian Real	Buy	8/18/10	910,189	899,550	10,639
	British Pound	Buy	8/18/10	628,422	608,580	19,842
	Canadian Dollar	Sell	8/18/10	401,899	392,090	(9,809)
	Chilean Peso	Sell	8/18/10	182,074	182,336	262
	Czech Koruna	Sell	8/18/10	405,713	393,478	(12,235)
	Euro	Buy	8/18/10	5,104,949	4,942,486	162,463
	Japanese Yen	Buy	8/18/10	1,590,318	1,574,369	15,949
	Mexican Peso	Sell	8/18/10	11,806	11,648	(158)
	Norwegian Krone	Buy	8/18/10	193,917	183,198	10,719
	Singapore Dollar	Sell	8/18/10	550,822	546,293	(4,529)
	South Korean Won	Buy	8/18/10	458,951	451,198	7,753
	Swedish Krona	Buy	8/18/10	712,842	675,958	36,884
	Swiss Franc	Sell	8/18/10	1,541,413	1,511,951	(29,462)
	Taiwan Dollar	Buy	8/18/10	405,908	405,573	335
	Turkish Lira (New)	Buy	8/18/10	368,614	357,038	11,576

Barclays Bank PLC
	Australian Dollar	Buy	8/18/10	1,184,199	1,159,246	24,953
	Brazilian Real	Buy	8/18/10	907,467	900,715	6,752
	British Pound	Sell	8/18/10	486,697	471,147	(15,550)
	Canadian Dollar	Buy	8/18/10	24,973	24,672	301
	Chilean Peso	Sell	8/18/10	182,597	177,380	(5,217)
	Czech Koruna	Sell	8/18/10	580,092	548,848	(31,244)
	Euro	Buy	8/18/10	2,281,457	2,239,678	41,779
	Hungarian Forint	Buy	8/18/10	770	754	16
	Japanese Yen	Buy	8/18/10	1,316,716	1,294,592	22,124
	Mexican Peso	Sell	8/18/10	368,296	364,117	(4,179)
	New Zealand Dollar	Sell	8/18/10	365,473	355,540	(9,933)
	Norwegian Krone	Buy	8/18/10	1,470,902	1,396,791	74,111
	Polish Zloty	Buy	8/18/10	375,263	365,105	10,158
	Singapore Dollar	Sell	8/18/10	547,881	539,672	(8,209)
	South Korean Won	Buy	8/18/10	185,618	180,531	5,087
	Swedish Krona	Sell	8/18/10	695,774	666,676	(29,098)
	Swiss Franc	Sell	8/18/10	1,669,223	1,646,373	(22,850)
	Taiwan Dollar	Buy	8/18/10	243,746	243,544	202
	Turkish Lira (New)	Buy	8/18/10	553,185	536,924	16,261

Citibank, N.A.
	Australian Dollar	Buy	8/18/10	339,257	321,176	18,081
	Brazilian Real	Sell	8/18/10	270,539	267,032	(3,507)
	British Pound	Buy	8/18/10	2,080,666	2,014,507	66,159
	Canadian Dollar	Buy	8/18/10	663,288	647,570	15,718
	Chilean Peso	Sell	8/18/10	182,597	177,423	(5,174)
	Czech Koruna	Sell	8/18/10	194,580	184,293	(10,287)
	Danish Krone	Buy	8/18/10	666,549	643,727	22,822
	Euro	Buy	8/18/10	4,095,682	3,968,770	126,912
	Japanese Yen	Buy	8/18/10	1,179,960	1,168,120	11,840
	Mexican Peso	Sell	8/18/10	181,732	179,583	(2,149)
	Norwegian Krone	Buy	8/18/10	393,801	371,982	21,819
	Polish Zloty	Sell	8/18/10	117,788	112,095	(5,693)
	Singapore Dollar	Sell	8/18/10	180,764	178,023	(2,741)
	South African Rand	Sell	8/18/10	415,451	398,925	(16,526)
	Swedish Krona	Buy	8/18/10	35,922	34,060	1,862
	Swiss Franc	Buy	8/18/10	1,719,712	1,696,794	22,918
	Turkish Lira (New)	Buy	8/18/10	553,450	536,516	16,934

Credit Suisse First Boston International
	Australian Dollar	Buy	8/18/10	983,241	975,042	8,199
	British Pound	Sell	8/18/10	1,127,204	1,084,031	(43,173)
	Canadian Dollar	Sell	8/18/10	51,209	49,987	(1,222)
	Euro	Sell	8/18/10	3,659,391	3,642,404	(16,987)
	Japanese Yen	Buy	8/18/10	20,802,584	20,581,225	221,359
	Norwegian Krone	Buy	8/18/10	1,026,665	993,937	32,728
	Swedish Krona	Sell	8/18/10	1,033,283	1,012,354	(20,929)
	Swiss Franc	Sell	8/18/10	2,132,955	2,100,125	(32,830)
	Turkish Lira (New)	Buy	8/18/10	553,384	538,258	15,126

Deutsche Bank AG
	Australian Dollar	Buy	8/18/10	178,960	168,699	10,261
	Brazilian Real	Buy	8/18/10	542,268	536,597	5,671
	Canadian Dollar	Buy	8/18/10	360,990	352,240	8,750
	Czech Koruna	Sell	8/18/10	194,580	184,031	(10,549)
	Euro	Buy	8/18/10	2,026,236	1,977,205	49,031
	Hungarian Forint	Sell	8/18/10	869	841	(28)
	Malaysian Ringgit	Buy	8/18/10	306,178	305,038	1,140
	Mexican Peso	Sell	8/18/10	174,734	172,974	(1,760)
	Polish Zloty	Buy	8/18/10	1,005,885	960,482	45,403
	Singapore Dollar	Sell	8/18/10	180,837	178,094	(2,743)
	Swedish Krona	Buy	8/18/10	490,966	465,610	25,356
	Swiss Franc	Sell	8/18/10	830,332	818,505	(11,827)
	Turkish Lira (New)	Buy	8/18/10	368,746	357,707	11,039

Goldman Sachs International
	Australian Dollar	Buy	8/18/10	1,154,177	1,089,836	64,341
	British Pound	Buy	8/18/10	419,837	406,482	13,355
	Canadian Dollar	Sell	8/18/10	704,100	689,898	(14,202)

Chilean Peso	Sell	8/18/10	182,597	177,274	(5,323)
Euro	Buy	8/18/10	3,008,218	2,915,553	92,665
Hungarian Forint	Sell	8/18/10	616	597	(19)
Japanese Yen	Buy	8/18/10	892,417	883,325	9,092
Norwegian Krone	Buy	8/18/10	65,090	61,360	3,730
Polish Zloty	Buy	8/18/10	189,242	183,480	5,762
Swedish Krona	Buy	8/18/10	304,042	287,661	16,381
Swiss Franc	Sell	8/18/10	1,751,256	1,721,009	(30,247)

HSBC
Australian Dollar	Buy	8/18/10	837,478	789,360	48,118
British Pound	Buy	8/18/10	63,376	61,377	1,999
Euro	Buy	8/18/10	1,568,926	1,521,082	47,844
Japanese Yen	Buy	8/18/10	586,604	580,707	5,897
Norwegian Krone	Sell	8/18/10	250,254	236,150	(14,104)
Singapore Dollar	Sell	8/18/10	180,837	178,075	(2,762)
Swiss Franc	Sell	8/18/10	673,575	662,652	(10,923)

JPMorgan Chase Bank, N.A.
Australian Dollar	Buy	8/18/10	2,664,741	2,555,949	108,792
Brazilian Real	Buy	8/18/10	909,622	900,502	9,120
British Pound	Buy	8/18/10	1,251,978	1,236,462	15,516
Canadian Dollar	Sell	8/18/10	201,115	196,455	(4,660)
Czech Koruna	Sell	8/18/10	535,973	512,012	(23,961)
Euro	Buy	8/18/10	2,726,756	2,642,573	84,183
Hungarian Forint	Buy	8/18/10	348,098	341,682	6,416
Japanese Yen	Buy	8/18/10	2,558,758	2,533,735	25,023
Mexican Peso	Sell	8/18/10	173,150	172,633	(517)
New Zealand Dollar	Sell	8/18/10	181,036	176,066	(4,970)
Norwegian Krone	Buy	8/18/10	1,138,944	1,099,914	39,030
Polish Zloty	Buy	8/18/10	392,215	383,269	8,946
Singapore Dollar	Sell	8/18/10	296,665	292,874	(3,791)
South African Rand	Buy	8/18/10	4,447	4,267	180
South Korean Won	Buy	8/18/10	1,266,288	1,241,696	24,592
Swedish Krona	Sell	8/18/10	740,146	723,313	(16,833)
Swiss Franc	Sell	8/18/10	1,791,359	1,762,436	(28,923)
Turkish Lira (New)	Buy	8/18/10	554,311	536,845	17,466

RBSF
Australian Dollar	Buy	8/18/10	1,985,055	1,912,519	72,536
British Pound	Sell	8/18/10	11,300	10,840	(460)
Canadian Dollar	Sell	8/18/10	235,834	233,491	(2,343)
Czech Koruna	Sell	8/18/10	577,876	553,474	(24,402)
Euro	Sell	8/18/10	3,460,697	3,445,189	(15,508)
Hungarian Forint	Sell	8/18/10	611	608	(3)
Japanese Yen	Buy	8/18/10	858,364	850,077	8,287
Norwegian Krone	Buy	8/18/10	1,278,633	1,214,662	63,971
Polish Zloty	Buy	8/18/10	378,874	364,376	14,498
Swedish Krona	Sell	8/18/10	611,359	579,544	(31,815)
Swiss Franc	Sell	8/18/10	1,700,959	1,677,828	(23,131)
Turkish Lira (New)	Buy	8/18/10	554,973	538,911	16,062

State Street
Australian Dollar	Buy	8/18/10	947,089	894,442	52,647
Canadian Dollar	Sell	8/18/10	256,240	250,243	(5,997)
Euro	Buy	8/18/10	4,471,922	4,356,074	115,848
Japanese Yen	Buy	8/18/10	1,883,593	1,866,300	17,293
Norwegian Krone	Buy	8/18/10	57,475	54,754	2,721
Swedish Krona	Buy	8/18/10	441,821	418,788	23,033
Swiss Franc	Sell	8/18/10	813,695	807,309	(6,386)

UBS AG
Australian Dollar	Buy	8/18/10	2,441,334	2,325,989	115,345
British Pound	Buy	8/18/10	1,591,929	1,566,312	25,617
Canadian Dollar	Sell	8/18/10	978,316	972,436	(5,880)
Czech Koruna	Sell	8/18/10	575,538	543,460	(32,078)
Euro	Sell	8/18/10	491,252	489,009	(2,243)
Japanese Yen	Buy	8/18/10	2,672,216	2,645,196	27,020
Mexican Peso	Buy	8/18/10	234,363	231,272	3,091
Norwegian Krone	Buy	8/18/10	1,076,640	1,053,911	22,729
South African Rand	Buy	8/18/10	730,901	699,952	30,949
Swedish Krona	Sell	8/18/10	836,425	792,702	(43,723)
Swiss Franc	Sell	8/18/10	1,832,039	1,804,463	(27,576)
Thai Baht	Buy	8/18/10	352,570	350,707	1,863

WestPac
Australian Dollar	Buy	8/18/10	691,767	651,856	39,911
British Pound	Buy	8/18/10	16,166	15,671	495
Canadian Dollar	Sell	8/18/10	124,476	121,553	(2,923)
Euro	Buy	8/18/10	24,747,018	23,992,758	754,260
Japanese Yen	Buy	8/18/10	2,805,195	2,773,660	31,535
New Zealand Dollar	Sell	8/18/10	187,114	183,318	(3,796)
Norwegian Krone	Buy	8/18/10	134,118	126,499	7,619
Swedish Krona	Buy	8/18/10	483,196	457,477	25,719
Swiss Franc	Sell	8/18/10	1,768,471	1,749,586	(18,885)

Total					$2,607,386

FUTURES CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	6	$3,853,893	Sep-10	$8,104
Canadian Government Bond 10 yr (Long)	10	1,204,626	Sep-10	27,266
Euro-Bobl 5 yr (Short)	60	9,401,950	Sep-10	8,420
Euro-Bund 10 yr (Short)	14	2,349,508	Sep-10	(4,092)
Euro-Buxl 30 yr Bond (Long)	12	1,731,093	Sep-10	(1,527)
Japanese Government Bond 10 yr (Long)	8	13,140,938	Sep-10	101,463
Japanese Government Bond 10 yr Mini (Long)	45	7,394,383	Sep-10	65,991
U.K. Gilt 10 yr (Long)	35	6,675,273	Sep-10	157,020
U.S. Treasury Bond 30 yr (Long)	193	26,103,250	Sep-10	682,391
U.S. Treasury Bond 20 yr (Long)	57	7,336,969	Sep-10	155,236
U.S. Treasury Note 10 yr (Long)	49	6,066,813	Sep-10	96,881
U.S. Treasury Note 5 yr (Long)	7	838,797	Sep-10	15,990
U.S. Treasury Note 2 yr (Long)	1	219,125	Sep-10	294

Total				$1,313,437

WRITTEN OPTIONS OUTSTANDING at 7/31/10 (premiums received $10,074,382) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	$4,890,000	Aug-11/4.475	$525,186
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,486,000	Aug-11/4.55	507,905
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	6,125,000	Aug-11/4.70	768,381
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	5,651,000	Aug-11/4.765	734,404
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,890,000	Aug-11/4.475	40,245
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	4,486,000	Aug-11/4.55	33,017
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	6,125,000	Aug-11/4.70	34,606
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	5,651,000	Aug-11/4.765	30,628
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	3,740,200	Sep-10/4.02	354,758
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,011,340	Feb-15/5.36	112,967
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
September 28, 2020.	3,740,200	Sep-10/4.02	224
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	8,134,000	Mar-11/4.7375	10,086
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,011,340	Feb-15/5.36	35,195
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	8,972,000	Aug-11/4.49	974,897
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,909,000	Jul-11/4.52	778,368
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	3,454,500	Jul-11/4.5475	396,542
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	8,972,000	Aug-11/4.49	71,597
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,909,000	Jul-11/4.52	45,599
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,454,500	Jul-11/4.5475	21,936
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	2,388,700	Oct-10/4.02	222,722
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	7,367,000	Jul-11/4.46	792,507
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	7,367,000	Jul-11/4.525	829,220
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	11,050,500	Jul-11/4.745	1,435,902
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	599,600	Apr-12/4.8675	72,861
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	2,765,900	Feb-15/5.27	295,866
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	3,954,500	May-12/5.51	661,363
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	2,388,700	Oct-10/4.02	502
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	7,367,000	Jul-11/4.46	52,548
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	7,367,000	Jul-11/4.525	47,818
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	8,134,000	Mar-11/4.665	11,306

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	11,050,500	Jul-11/4.745	52,495
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	599,600	Apr-12/4.8675	7,736
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	2,765,900	Feb-15/5.27	101,771
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	3,954,500	May-12/5.51	30,138

Total			$10,091,296

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
CAD	2,180,000		$--	6/10/15	3 month CAD-BA-CDOR	3.01%	$64,553

CAD	610,000		--	6/10/20	3.7725%	3 month CAD-BA-CDOR	(24,397)

CAD	2,560,000		--	6/10/12	1.95%	3 month CAD-BA-CDOR	(24,269)

GBP	3,930,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	25,185

GBP	2,300,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(42,055)

	$27,326,100		16,349	7/23/15	1.90%	3 month USD-LIBOR-BBA	(170,989)

Barclays Bank PLC
AUD	1,070,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	25,759

	$5,043,100	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(484,894)

	3,597,400		(1,157)	4/16/13	1.78%	3 month USD-LIBOR-BBA	(97,416)

AUD	2,060,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	(22,916)

AUD	1,340,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	(7,863)

	$4,000,000		--	7/6/30	3.5675%	3 month USD-LIBOR-BBA	(18,448)

Citibank, N.A.
GBP	15,160,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	43,078

GBP	12,120,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	(73,118)

GBP	3,600,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	9,674

	$52,521,100		25,738	7/9/12	0.96%	3 month USD-LIBOR-BBA	(235,719)

Credit Suisse International
	53,863,600		--	5/5/12	1.25%	3 month USD-LIBOR-BBA	(678,087)

CHF	2,100,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(2,624)

CHF	7,640,000		--	5/19/12	0.61583%	6 month CHF-LIBOR-BBA	(9,779)

CHF	7,640,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(11,531)

CHF	7,640,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(4,998)

	$56,851,000		(25,681)	12/16/13	2.23%	3 month USD-LIBOR-BBA	(2,094,560)

GBP	3,710,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	(12,137)

GBP	2,060,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	4,580

CHF	8,430,000		--	11/17/11	2.5125%	6 month CHF-LIBOR-BBA	(349,691)

Deutsche Bank AG
	$40,099,600		(25,231)	7/27/12	0.78%	3 month USD-LIBOR-BBA	(67,130)

	55,681,600		130,440	7/27/20	3 month USD-LIBOR-BBA	2.94%	410,416

MXN	16,310,000	(F)	--	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	2,916

	$59,088,000		6,746	5/6/12	1.25%	3 month USD-LIBOR-BBA	(733,886)

Goldman Sachs International
AUD	510,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	10,523

AUD	1,560,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	32,553

	$5,883,400		--	7/20/40	3.7275%	3 month USD-LIBOR-BBA	(44,274)

	23,330,800		--	7/23/14	3 month USD-LIBOR-BBA	1.5475%	126,624

	5,713,300		--	7/23/40	3.7125%	3 month USD-LIBOR-BBA	(25,644)

CHF	7,840,000		--	6/1/12	0.555%	6 month CHF-LIBOR-BBA	(2,341)

	$47,849,400		(18,249)	6/9/12	1.19%	3 month USD-LIBOR-BBA	(507,175)

AUD	970,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	20,679

JPMorgan Chase Bank, N.A.
JPY	901,000,000		--	2/19/15	6 month JPY-LIBOR-BBA	0.705%	88,663

JPY	149,300,000		--	2/19/20	6 month JPY-LIBOR-BBA	1.3975%	60,169

AUD	2,060,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(38,641)

AUD	1,545,000		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(31,779)

	$5,043,100	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(453,425)

	5,883,400		--	7/20/40	3.7225%	3 month USD-LIBOR-BBA	(38,793)

	2,267,400		--	7/22/40	3.75%	3 month USD-LIBOR-BBA	(26,223)

MXN	2,330,000	(F)	--	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	924

AUD	1,520,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	47,872

JPY	369,130,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(25,728)

JPY	922,330,000		--	5/25/12	6 month JPY-LIBOR-BBA	0.48%	10,983

EUR	17,270,000		--	5/31/15	6 month EUR-EURIBOR-REUTERS	2.0975%	45,774

EUR	7,130,000		--	5/31/20	6 month EUR-EURIBOR-REUTERS	2.949%	60,503

CAD	2,980,000		--	6/4/12	1.84654%	3 month CAD-BA-CDOR	(23,036)

CAD	670,000		--	6/4/20	3.69011%	3 month CAD-BA-CDOR	(22,541)

CAD	2,350,000		--	6/4/15	3 month CAD-BA-CDOR	2.90384%	59,114

AUD	1,545,000		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	(18,140)

JPY	89,500,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	13,029

JPY	120,300,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(14,043)

PLN	2,820,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	19,600

JPY	1,452,000,000		--	6/22/15	0.665%	6 month JPY-LIBOR-BBA	(88,109)

JPY	384,000,000		--	6/22/20	6 month JPY-LIBOR-BBA	1.28%	79,695

JPY	1,804,000,000		--	6/22/12	6 month JPY-LIBOR-BBA	0.475%	18,084

	$32,432,400		64,619	7/16/15	2.14%	3 month USD-LIBOR-BBA	(550,885)

	68,478,900		(144,602)	7/16/20	3 month USD-LIBOR-BBA	3.15%	1,555,653

	28,542,400		107,256	7/16/40	3.88%	3 month USD-LIBOR-BBA	(930,918)

Total							$(5,171,599)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)

					Fixed payments	Total return	Unrealized
Swap counterparty /				Termination	received (paid) by	received by	appreciation/
Notional amount				date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
		$192,580		1/12/40	(4.00%)1 month	Synthetic TRS	$2,000
					USD-LIBOR	Index 4.00% 30
						year Fannie Mae
						pools

		380,342		1/12/40	4.50% (1 month	Synthetic TRS	(5,405)
					USD-LIBOR)	Index 4.50% 30
						year Fannie Mae
						pools

		184,232		1/12/40	(5.00%) 1 month	Synthetic TRS	2,243
					USD-LIBOR	Index 5.00% 30
						year Fannie Mae
						pools

		2,433,861		1/12/39	5.50% (1 month	Synthetic TRS	(19,696)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

Citibank, N.A.
	GBP	2,020,000	(F)	5/18/13	(3.38%)	GBP Non-revised	(11,006)
						UK Retail Price
						Index

Deutsche Bank AG
		$192,580		1/12/40	4.00% (1 month	Synthetic TRS	(2,000)
					USD-LIBOR)	Index 4.00% 30
						year Fannie Mae
						pools

		380,342		1/12/40	(4.50%)1 month	Synthetic TRS	5,405
					USD-LIBOR	Index 4.50% 30
						year Fannie Mae
						pools

		184,232		1/12/40	5.00% (1 month	Synthetic TRS	(2,243)
					USD-LIBOR)	Index 5.00% 30
						year Fannie Mae
						pools

Goldman Sachs International
		1,010,000		7/28/11	(0.685%)	USA Non Revised	434
						Consumer Price
						Index- Urban
						(CPI-U)

		1,010,000		7/29/11	(0.76%)	USA Non Revised	(333)
						Consumer Price
						Index- Urban
						(CPI-U)

		1,010,000		7/30/11	(0.73%)	USA Non Revised	(51)
						Consumer Price
						Index- Urban
						(CPI-U)

Total							$(30,652)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 7/31/10 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	$(4,451)	$500,000	12/20/19	(100 bp)	$26,325

General Electric
Capital Corp., 5 5/8%,
9/15/17	Aa2	--	135,000	12/20/13	530 bp	16,091

Deutsche Bank AG
General Electric
Capital Corp., 6%,
6/15/12	Aa2	--	275,000	9/20/13	109 bp	(5,395)

JPMorgan Chase Bank, N.A.
DJ CMBX NA AAA Series 4
Version 1 Index	AA	1,958,739	5,016,000	2/17/51	35 bp	1,387,257

Total						$1,424,278

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at July 31, 2010.

Key to holding's currency abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
PLN	Polish Zloty
SEK	Swedish Krona
USD / $	United States Dollar

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
MTNE	Medium Term Notes Class E
OJSC	Open Joint Stock Company
PO	Principal Only

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2009 through July 31, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $185,497,215.

(b) The aggregate identified cost on a tax basis is $187,804,350, resulting in gross unrealized appreciation and depreciation of $15,820,313 and $6,551,805, respectively, or net unrealized appreciation of $9,268,508.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $45,241 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $100,746,929 and $102,067,370, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $95,389,396 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	83.3%
Italy	5.9
Netherlands	2.0
United Kingdom	1.4
Germany	1.2
Canada	0.8
Russia	0.8
Japan	0.7
Other	3.9

Total	100.0%

Security valuation: Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on purchased options contracts and written options contracts at the close of the reporting period are indicative of the volume of activity during the period. The fund had an average contract amount of approximately 600 on futures contracts for the reporting period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $125,800,000 on forward currency contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $22,700,000 on total return swap contracts for the reporting period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Credit default contracts: The fund enters into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $10,900,000 on credit default swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $12,540,313 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $11,781,095.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$7,493,937	$349,830

Corporate bonds and notes	--	45,049,662	--

Foreign government bonds and notes	--	20,795,052	--

Mortgage-backed securities	--	69,098,007	91,361

Municipal bonds and notes	--	640,601	--

Purchased options outstanding	--	2,702,582	--

Senior loans	--	278,787	--

U.S. Government agency mortgage obligations	--	2,284,171	--

U.S. Treasury obligations	--	1,306,700	--

Short-term investments	28,185,065	18,797,103	--

Totals by level	$28,185,065	$168,446,602	$441,191

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$2,607,386	$--

Futures contracts	1,313,437	--	--

Written options	--	(10,091,296)	--

Interest rate swap contracts	--	(5,307,827)	--

Total return swap contracts	--	(30,652)	--

Credit default contracts	--	(530,010)	--
Totals by level	$1,313,437	$(13,352,399)	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging
instruments under ASC 815	Market value	Market value

Credit contracts	$46,867	$576,877

Foreign exchange contracts	3,386,368	778,982

Interest rate contracts	6,882,485	18,296,241

Total	$10,315,720	$19,652,100

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Global Income Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: September 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: September 28, 2010